Transactions with Affiliates - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
		May 31, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Note receivable - Anadarko	[1]		$ 260,000,000	$ 260,000,000
Above-market component of swap agreements with Anadarko	[1],[2]		51,618,000	58,551,000	$ 45,820,000
Administrative services fee under the omnibus agreement	[1],[3]		67,195,000	53,949,000	52,358,000
Contributions of equity-based compensation to WES by Anadarko	[1]		$ 5,741,000	4,587,000	4,170,000
Western Gas Equity Partners Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			3 years
Equity-based compensation expense			$ 300,000	200,000	200,000
Unvested equity-based compensation expense			$ 100,000
Weighted-average term of unvested awards			5 months
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Administrative services fee under the omnibus agreement			$ 250,000
Commodity Price Swap Agreement [Member]
Related Party Transaction [Line Items]
Net gains (losses) on commodity price swap agreements			(7,875,000)
Affiliates [Member]
Related Party Transaction [Line Items]
Administrative services fee under the omnibus agreement	[4]		49,672,000	43,221,000	41,983,000
Affiliates [Member] | Commodity Price Swap Agreement [Member]
Related Party Transaction [Line Items]
Net gains (losses) on commodity price swap agreements			$ (7,875,000)	600,000	28,500,000
Independent Director [Member] | Western Gas Equity Partners Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			1 year
Western Gas Partners, LP [Member] | Western Gas Equity Partners Long-Term Incentive Plan [Member] | Anadarko Incentive Plan [Member]
Related Party Transaction [Line Items]
Equity-based compensation expense			$ 6,600,000	4,600,000	5,200,000
Contributions of equity-based compensation to WES by Anadarko			5,700,000	4,600,000	4,200,000
Unvested equity-based compensation expense			$ 12,500,000
Weighted-average term of unvested awards			2 years
Western Gas Partners, LP [Member] | Western Gas Partners Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			3 years
Equity-based compensation expense			$ 400,000	$ 400,000	$ 400,000
Unvested equity-based compensation expense			$ 100,000
Weighted-average term of unvested awards			5 months
Western Gas Partners, LP [Member] | Natural Gas [Member] | Gathering, Treating, Transportation and Disposal [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			7.00%	34.00%	37.00%
Western Gas Partners, LP [Member] | Natural Gas [Member] | Processing [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			40.00%	41.00%	53.00%
Western Gas Partners, LP [Member] | Crude Oil, NGLs and Produced Water [Member] | Gathering, Treating, Transportation and Disposal [Member]
Related Party Transaction [Line Items]
Affiliate throughput percent			85.00%	81.00%	86.00%
Western Gas Partners, LP [Member] | Affiliates [Member]
Related Party Transaction [Line Items]
Note receivable - Anadarko		$ 260,000,000	$ 260,000,000
Note receivable, due date		May 14, 2038
Fixed annual rate for note receivable bearing interest		6.50%
Western Gas Partners, LP [Member] | Affiliates [Member] | Level 2 Inputs [Member] | Valuation, Market Approach [Member]
Related Party Transaction [Line Items]
Fair value of the note receivable			$ 279,600,000	$ 325,200,000
Western Gas Partners, LP [Member] | Independent Director [Member] | Western Gas Partners Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Units vesting period			1 year

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 6.
[3]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $49.7 million, $43.2 million and $42.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[4]	Represents general and administrative expense incurred on and subsequent to the date of the acquisition of WES assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES and WGP by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the WGP and WES omnibus agreements.